CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 697,000	$ 480,000
Restricted cash	31,000	44,000
Accounts receivable, net	222,000	137,000
Other current assets	199,000	169,000
Total current assets	1,158,000	857,000
Non-current assets
Investments in associated companies	90,000	84,000
Drilling units	2,858,000	1,668,000
Restricted cash	0	74,000
Deferred tax assets	46,000	15,000
Equipment	10,000	10,000
Other non-current assets	56,000	93,000
Total non-current assets	3,060,000	1,944,000
Total assets	4,218,000	2,801,000
Current liabilities
Debt due within one year	0	22,000
Trade accounts payable	53,000	76,000
Other current liabilities	336,000	306,000
Total current liabilities	389,000	404,000
Non-current liabilities
Long-term debt	608,000	496,000
Deferred tax liabilities	9,000	9,000
Other non-current liabilities	229,000	190,000
Total non-current liabilities	846,000	695,000
Commitments and contingencies (Note 29)
SHAREHOLDERS' EQUITY
Common shares of par value US$0.01 per share: 375,000,000 shares authorized and 74,048,962 issued at December 31, 2023 (December 31, 2022: 49,999,998)	741	500
Additional paid-in capital	2,480,000	1,499,000
Accumulated other comprehensive income	1,000	2,000
Retained earnings	501,000	201,000
Total shareholders' equity	2,983,000	1,702,000
Total liabilities and shareholders' equity	4,218,000	2,801,000
Related Party
Current assets
Amount due from related parties, net	$ 9,000	$ 27,000